Unaudited Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Issued capital gross [member]	Issuance cost [member]	Issued capital [member]	Share capital transactions [member]	Cumulative translation adjustment [member]	Cash flow hedge highly probable future exports [member]	Actuarial gains (losses) on defined benefit pension plans [member]	Amount recognised in other comprehensive income and deemed [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Statutory reserve [member]	Tax incentives reserve [member]	Profit retention reserve [member]	Capital reserve [member]	Retained earnings [member]	Equity attributable to shareholders of Petrobras [member]	Non-controlling interests [member]
Balance at beginning of the period at Dec. 31, 2016	$ 77,550	$ 107,380	$ (279)	$ 107,101	$ 628	$ (60,248)	$ (11,297)	$ (11,600)	$ (948)	$ (84,093)	$ 7,919	$ 2,182	$ 720	$ 42,322	$ 53,143		$ 76,779	$ 771
Realization of deemed cost									(2)							$ 2
Capital transactions	(41)				4												4	(45)
Net income	1,619															1,513	1,513	106
Other comprehensive income	(126)					(795)	555		124								(116)	(10)
Appropriations:
Dividends	(64)																	(64)
Balance at the end of the period at Jun. 30, 2017	78,938	107,380	(279)	107,101	632	(61,043)	(10,742)	(11,600)	(826)	(84,211)	7,919	2,182	720	42,322	53,143	1,515	78,180	758
Appropriations:
Initial application of IFRS 9	(334)								(20)							(299)	(319)	(15)
Balance at beginning of the period at Dec. 31, 2017	81,502	107,380	(279)	107,101	1,067	(61,043)	(9,573)	(10,015)	(791)	(81,422)	7,919	2,182	720	42,235	53,056	(299)	79,802	1,700
Realization of deemed cost									(2)							2
Capital transactions	(3)																	(3)
Net income	4,884															4,939	4,939	(55)
Other comprehensive income	(11,198)					(6,125)	(4,760)		(183)								(11,068)	(130)
Appropriations:
Dividends	(301)															(181)	(181)	(120)
Balance at the end of the period at Jun. 30, 2018	$ 74,550	$ 107,380	$ (279)	$ 107,101	$ 1,067	$ (67,168)	$ (14,333)	$ (10,015)	$ (996)	$ (92,512)	$ 7,919	$ 2,182	$ 720	$ 42,235	$ 53,056	$ 4,461	$ 73,173	$ 1,377